Transactions with Related Parties (Details 3) ₪ in Millions	12 Months Ended
Dec. 31, 2017 ILS (₪)
Transactions with Related Parties [Abstract]
Expenses	₪ 91
Property plant and equipment	11
Acquisition of Eurocom DBS holdings in DBS (see Note 12B)	(70)
Adjustment of the fair value of excess advance payments for the acquisition of DBS (see Note 12B)	₪ 56